Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

12.Income Taxes

Income Tax Expenses/ Benefits

The expenses/ benefits for income taxes is comprised of the following:

In € thousand	2022	2021	2020
Current income tax charge	(169)	(556)	(46)
Current income tax related to prior years	495	(143)	—
Current taxes	326	(699)	(46)
Deferred taxes	—	(10)	—
Income tax benefits / (expense)	326	(709)	(46)

The income tax expenses/ benefits mainly relate to foreign subsidiaries.

At German companies, a corporate tax rate of 15 % was used for the calculation of deferred taxes. In addition, a solidarity surcharge of 5.5 % on corporate tax and a trade tax rate of 11.73 % were taken into account. This resulted in an overall tax rate of 27.55 % for German companies, which is also the group tax rate (previous year: 27.55%). At international group companies, the respective country-specific tax rates were used for the calculation of current and deferred taxes.

Tax Rate Reconciliation

The following table presents the reconciliation of expected tax expense and recorded tax expense. Expected tax expense is determined by multiplying consolidated profit before tax from continuing operations by the total group tax rate of 27.55%:

In € thousand	2022	2021	2020
Profit (Loss) before income tax	(253,390)	(410,327)	(188,381)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	69,809	113,045	51,899
Effects deriving from differences to the expected tax rate	9	40	54
Taxes for prior years	495	(143)	—
Other non-deductible expenses and taxes	(59)	(66)	(238)
Changes in the realization of deferred tax assets	(76,356)	(67,465)	(22,371)
Other	6,428	(46,120)	(29,390)
Income tax as per consolidated statement of operations	326	(709)	(46)
Effective tax rate in %	0.1%	(0.2)%	0.0%

The other effects in 2022 mainly relate to share-based payments (€22,817 thousand; resulting in a reconciliation effect of (€6,286 thousand), fair value adjustments of Reorganization Warrants and RDO & 2022 PIPE Warrants (€29,689 thousand; resulting in a reconciliation effect of €8,179 thousand) and transaction costs deducted from equity (€7,402 thousand, resulting in a reconciliation effect of €2,039 thousand).

The other effects in 2021 mainly relate to expenses resulting from non-cash share listing expense (€111,109 thousand; resulting in a reconciliation effect of €30,610 thousand), equity settled share-based payments (€40,321 thousand; resulting in a reconciliation effect of €11,108 thousand) and fair value adjustments of the Azul Warrants (€13,030 thousand; resulting in a reconciliation effect of €3,590 thousand) as well as finance income resulting from the embedded derivatives of the convertible loans (€6,351 thousand; resulting in a reconciliation effect of €1,750 thousand) and fair value adjustments of Qell warrants (€4,454 thousand; resulting in a reconciliation effect of €1,227 thousand).

Deferred Taxes

Deferred taxes relate to the following:

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Non-current assets	2,378	3,010	2,913	3,099
Intangible assets	2,341	2,995	—	—
Property, plant and equipment	37	15	2,903	3,088
Financial assets	—	—	10	11
Current assets	149	14	—	286
Inventories	123	11	—	—
Receivables and other assets	26	3	—	286
Non-current liabilities	446	645	—	167
Provisions	10	24	—	3
Liabilities	436	621	—	163
Current liabilities	138	222	208	631
Provisions	—	91	47	—
Liabilities	138	131	161	631
Loss carryforwards	—	282	—	—
Total value	3,111	4,173	3,121	4,183
Netting	(3,111)	(4,173)	(3,111)	(4,173)
Recognition in the consolidated statement of financial position	—	—	10	10

As of December 31, 2022, and 2021, there were the following tax attributes (gross):

In € thousand	12/31/2022	12/31/2021
Corporation tax loss carryforwards	661,501	388,980
Trade tax loss carryforwards	659,161	387,524
Interest carryforwards	15,348	15,846

The reported tax loss and interest carryforwards mainly relate to the German Lilium entities and can be carried forward indefinitely. Tax loss carryforwards in the amount of €56,891 thousand can’t be used during the time of the tax group between Lilium GmbH as controlling entity and eAircraft as controlled entity. German minimum taxation rules and interest stripping rules apply. These tax attributes may be subject to restrictions of the German change in ownership rules (Sec. 8c KStG) going forward. The closing of the de-SPAC transaction did not result in the forfeiture of the tax loss carryforwards.

These tax attributes relate to entities that have a history of losses which have been accumulated in the previous years. The respective entities neither have any taxable temporary difference exceeding the deductible temporary differences nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax attributes carried forward.

For the following deductible temporary differences and tax loss and interest carryforwards, no deferred tax assets were recognized in the consolidated financial statements:

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2021	17,276	35,639	3,663	56,578
Addition	—	70,625	266	70,891
Deductions	(3,426)	—	—	(3,426)
Unrecognized deferred tax assets as of December 31, 2021	13,850	106,264	3,929	124,043
Addition	1,541	75,705	436	77,682
Deductions	—	—	(137)	(137)
Unrecognized deferred tax assets as of December 31, 2022	15,391	181,969	4,228	201,588